EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - $ / shares	1 Months Ended	12 Months Ended
	May 29, 2025	Mar. 31, 2025
Stock Options
Statement [Line Items]
Price per share		$ 0.68
Options granted		100,000
Options exercised		133,332
Exercised shares price per share		$ 0.125
Stock Options One
Statement [Line Items]
Options exercised		100,000
Exercised shares price per share		$ 0.77
Subsequent Event
Statement [Line Items]
Description of Freeport Property	it has invested CAD $35 million, under an accelerated time frame, and earned an initial 60% interest in the JOY District. The calendar 2025 program of CAD $10 million is subject to Freeport electing to proceed to fund an additional CAD $75 million in exploration and development programs